Account Receivables, Net of Allowance for Credit Losses	12 Months Ended
Mar. 31, 2026
Accounts And Non Trade Receivable [Abstract]
Account Receivables, Net of Allowance for Credit Losses
12. Account Receivables, net of Allowance for Credit Losses

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Receivables from payment processors	$73.9	$50.6
Receivables from partners	107.6	99.5
Receivables from customers	146.1	127.5
Receivables from brokers	63.7	70.2

Total Account Receivables, net of Allowance for Credit Losses	$391.3	$347.8

The Group’s Allowance for Credit Losses of $71.3 million and $60.2 million as of March 31, 2026 and 2025, respectively.
Management has considered the concentration risk within our Accounts Receivables, net of Allowance for Credit Losses balance. Refer to
Note 2 – Credit Risk Characteristics and Concentration
for how the exposure is managed by the Group.
There was no individual payment processors that represented more than 10% of Wise’s Total Account Receivables, net of Allowance for Credit Losses as of March 31, 2026 or 2025.
As of March 31, 2026, one partner represented $111.7m (29%) of Wise’s Total Account Receivables, net of Allowance for Credit Losses ($100.9m (29%) as of March 31, 2025).
There was no individual customer that represented more than 10% of Wise’s Total Account Receivables, net of Allowance for Credit Losses as of March 31, 2026 or 2025.
As of March 31, 2026 one broker represented $55.3m (14%) of Wise’s Total Account Receivables, net of Allowance for Credit Losses ($64.6m (19%) as of March 31, 2025).